Note 4 - Personnel Expenses, Including Share-based Remuneration (Details Textual) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Statement Line Items [Line Items]
Amounts receivable, related party transactions	$ 35,187	$ 58,821
Key management personnel of entity or parent [member]
Statement Line Items [Line Items]
Amounts receivable, related party transactions	0
Provision of guarantees or collateral by entity, related party transactions	$ 0
Options and RSUs [member]
Statement Line Items [Line Items]
Weighted average remaining contractual life of outstanding share options and other equity instruments (Year)	7 months 20 days	10 months 13 days
RSU [member]
Statement Line Items [Line Items]
Weighted average remaining contractual life of outstanding share options and other equity instruments (Year)	1 year 1 month 6 days	1 year 2 months 1 day